PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Estimated Future Benefit Payments (Details) - First Energy [Member] $ in Millions	Dec. 31, 2025 USD ($)
Pension Plan [Member]
Estimated Future Benefit Payments
2026	$ 517
2027	522
2028	526
2029	530
2030	532
Years 2031-2035	2,660
OPEB
Estimated Future Benefit Payments
2026	40
2027	39
2028	38
2029	37
2030	35
Years 2031-2035	155
Defined Benefit Plan, Expected Future Prescription Drug Subsidy Receipt [Abstract]
2026	(1)
2027	(1)
2028	0
2029	0
2030	0
Years 2031-2035	$ (2)